Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2020
Land Use Rights Net [Abstract]
Schedule of land use rights
	December 31, 2020	December 31, 2019
Cost	$2,304,068	$2,158,848
Less: accumulated amortization	(210,195)	(150,752)
Land use rights, net	$2,093,873	$2,008,096